FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME (EXPENSES), NET
Schedule of financial income (expenses), net

	Year Ended December 31,
	2020	2019	2018

Financial expenses:
Interest	$(657)	$(198)	$(266)
Amortization of marketable securities premiums and accretion of discounts, net	(172)	(80)	(353)
Exchange rate differences	(1,975)	(2,171)	(318)
Other	(171)	(322)	(265)

	(2,975)	(2,771)	(1,202)
Financial income:
Gain related to non-hedging derivative instruments	17	—	305
Interest and other	1,255	1,010	1,125

	1,272	1,010	1,430

	$(1,703)	$(1,761)	$228